Borrowings (Details) - Schedule of carrying amount and fair value of borrowings - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	S/ 579,900	S/ 898,320
Fair value	614,188	980,716
Bank loans [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	343,679	571,659
Fair value	372,270	589,737
Finance leases [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	9,836	52,391
Fair value	9,097	54,343
Lease liability for right-of-use asset [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	60,507	72,726
Fair value	66,943	88,779
Other financial entities [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	165,878	201,544
Fair value	S/ 165,878	S/ 247,857